Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2015 Fund	May 30, 2024
Fidelity Advisor Freedom Blend 2015 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.37%
Past 5 years	5.78%
Since Inception	4.22%	[1]
Fidelity Advisor Freedom Blend 2015 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	9.07%
Past 5 years	4.60%
Since Inception	3.06%	[2]
Fidelity Advisor Freedom Blend 2015 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	6.73%
Past 5 years	4.38%
Since Inception	2.89%	[3]
Fidelity Advisor Freedom Blend 2015 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.54%
Past 5 years	4.15%
Since Inception	2.70%	[4]
Fidelity Advisor Freedom Blend 2015 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.66%
Past 5 years	2.85%
Since Inception	1.39%	[4]
Fidelity Advisor Freedom Blend 2015 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.82%
Past 5 years	2.90%
Since Inception	1.76%	[4]
Fidelity Advisor Freedom Blend 2015 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.13%
Past 5 years	5.65%
Since Inception	4.10%	[5]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0550
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Since Inception	4.32%

[1]	E From August 31, 2018 .
[2]	C From August 31, 2018 .
[3]	B From August 31, 2018 .
[4]	A From August 31, 2018 .
[5]	D From August 31, 2018 .